Note 21 - Trade Receivables, Other Receivables and Prepayments - Provision for Impairment of Trade Receivables (Details) - Provision for impairment of trade receivables [member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance		$ 1,619	$ 1,937
Change in the period (1)	[1]	(173)	(318)
Ending balance		1,446	1,619
Previously stated [member]
Statement Line Items [Line Items]
Beginning balance		1,619	1,837
Ending balance			1,619
Increase (decrease) due to application of IFRS 9 [member]
Statement Line Items [Line Items]
Beginning balance			100
Ending balance

[1]	The change in loss allowance in the periods is recognized in the Statement of Operations.